Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

August 31, 2020

CTF-QTLY-1020
1.805751.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Connecticut - 96.9%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,691,748
5% 2/15/24	645,000	678,101
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,197,420
5% 8/15/32 (FSA Insured)	3,090,000	3,682,569
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,250,990
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,216,360
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,209,300
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,520,027
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	2,172,300
5% 7/1/49 (a)	2,925,000	3,461,065
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	6,051,126
5% 10/15/27	1,000,000	1,128,010
Series 2014 G, 5% 11/15/28	7,000,000	8,164,590
Series 2015 B:
5% 6/15/27	4,825,000	5,766,406
5% 6/15/30	1,290,000	1,523,438
5% 6/15/32	5,500,000	6,446,385
Series 2015 F, 5% 11/15/31	4,000,000	4,758,760
Series 2016 A, 5% 3/15/31	6,950,000	8,340,487
Series 2018 A:
5% 4/15/30	2,500,000	3,176,725
5% 4/15/38	1,700,000	2,087,923
Series 2018 C, 5% 6/15/31	725,000	918,205
Series 2019 A:
4% 4/15/37	1,825,000	2,123,406
5% 4/15/25	1,140,000	1,367,407
5% 4/15/28	7,450,000	9,601,933
5% 4/15/35	2,000,000	2,527,960
5% 4/15/36	2,300,000	2,895,079
5% 4/15/39	2,450,000	3,054,979
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,218,142
5% 7/1/32	1,000,000	1,206,540
Series 2017, 5% 7/1/30	2,400,000	2,936,256
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	98,542
5% 7/1/28	600,000	730,296
5% 7/1/29	350,000	422,587
5% 7/1/30	1,100,000	1,317,382
5% 7/1/31	1,300,000	1,549,483
5% 7/1/32	1,050,000	1,244,597
5% 7/1/33	700,000	826,063
5% 7/1/34	750,000	882,878
5% 7/1/42	2,000,000	2,306,160
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	10,765,000	11,012,258
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	50,457
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (b)	250,000	256,410
Series 2014 B, 1.8%, tender 7/1/24 (b)	1,260,000	1,310,035
Series 2013 N:
5% 7/1/24	400,000	447,768
5% 7/1/25	300,000	335,193
Series 2014 E:
5% 7/1/28	3,260,000	3,753,108
5% 7/1/29	3,840,000	4,407,437
Series 2015 L, 5% 7/1/29	1,500,000	1,723,815
Series 2016 K, 4% 7/1/46	7,000,000	7,411,740
Series 2017 B, 5% 7/1/29	5,150,000	7,014,918
Series 2018 K3, 5% 7/1/38	985,000	1,061,446
Series 2019 A:
4% 7/1/49	2,625,000	2,832,008
5% 7/1/49 (c)	6,000,000	6,208,560
Series 2020 A, 4% 7/1/40	1,250,000	1,426,713
Series 2020 C, 4% 7/1/45	1,800,000	2,028,744
Series E:
5% 7/1/28	1,250,000	1,431,463
5% 7/1/42	5,000,000	5,553,500
Series F, 5% 7/1/45	4,890,000	5,534,062
Series G:
5% 7/1/29 (c)	1,055,000	1,267,097
5% 7/1/30 (c)	275,000	321,778
5% 7/1/34 (c)	695,000	784,697
5% 7/1/39 (c)	2,600,000	2,840,058
5% 7/1/50 (c)	1,000,000	1,059,320
Series H1, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	1,250,000	1,299,975
Series K1:
5% 7/1/24	600,000	651,264
5% 7/1/25	1,240,000	1,364,781
5% 7/1/27	250,000	279,575
Series K3, 5% 7/1/48	3,695,000	3,916,035
Series L:
5% 7/1/26	1,000,000	1,173,570
5% 7/1/27	2,000,000	2,330,400
Series N:
4% 7/1/39	1,850,000	1,852,553
5% 7/1/21	100,000	102,122
5% 7/1/22	400,000	418,432
5% 7/1/23	415,000	443,535
5% 7/1/24	375,000	407,753
5% 7/1/25	340,000	374,697
5% 7/1/27	430,000	481,991
5% 7/1/31	500,000	559,280
5% 7/1/32	550,000	610,176
5% 7/1/33	720,000	791,604
5% 7/1/34	675,000	739,895
Series O, 5% 7/1/23	235,000	261,177
Series R:
5% 6/1/37	1,000,000	1,263,760
5% 6/1/38	1,045,000	1,316,219
5% 6/1/39	1,595,000	2,002,730
5% 6/1/40	1,125,000	1,408,478
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A:
5% 11/15/20 (a)	950,000	957,032
5% 11/15/23 (a)	1,100,000	1,213,740
Series 2017 B:
5% 11/15/22 (a)	975,000	1,047,794
5% 11/15/24 (a)	1,065,000	1,203,205
(Chesla Loan Prog.):
Series B:
5% 11/15/24 (a)	300,000	338,931
5% 11/15/25 (a)	400,000	460,492
5% 11/15/26 (a)	600,000	699,834
5% 11/15/27 (a)	610,000	720,386
5% 11/15/28 (a)	525,000	625,123
5% 11/15/29 (a)	550,000	662,112
Series C:
5% 11/15/24	225,000	256,453
5% 11/15/25	240,000	279,396
5% 11/15/26	200,000	236,594
5% 11/15/27	125,000	146,908
Series D:
5% 11/15/21	300,000	313,374
5% 11/15/22	450,000	485,636
5% 11/15/23	450,000	499,955
5% 11/15/24	425,000	484,598
5% 11/15/25	250,000	291,173
5% 11/15/26	180,000	213,052
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (a)	380,000	388,352
Series 2013 B2, 4% 11/15/32	970,000	994,570
Series 2014 C, 4% 11/15/44	450,000	471,303
Series 2016 F, 3.5% 5/15/39 (a)	1,550,000	1,636,816
Series 2019 B1, 4% 5/15/49	3,930,000	4,469,117
Series 2019 F, 3.5% 11/15/43	4,000,000	4,406,760
Series A2:
5% 11/15/26 (a)	840,000	1,029,546
5% 5/15/27 (a)	1,890,000	2,336,702
5% 11/15/27 (a)	860,000	1,074,561
5% 5/15/28 (a)	615,000	773,338
5% 11/15/28 (a)	225,000	285,523
Series C:
5% 5/15/26 (a)	1,820,000	2,205,021
5% 5/15/27 (a)	800,000	986,192
5% 11/15/28 (a)	580,000	724,345
5% 5/15/29 (a)	1,115,000	1,396,805
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,106,530
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,516,650
5% 1/1/28	1,000,000	1,101,360
5% 1/1/31	5,000,000	5,492,100
Series 2015 A, 5% 8/1/34	6,000,000	7,101,660
Series A:
5% 5/1/28	1,000,000	1,287,550
5% 9/1/33	1,000,000	1,155,740
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,039
Series 2014 B:
5% 8/15/25	450,000	529,677
5% 8/15/26	700,000	821,240
5% 8/15/27	750,000	877,013
5% 8/15/28	385,000	449,869
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32 (Pre-Refunded to 4/1/22 @ 100)	5,550,000	5,965,584
Series 2014 A:
5% 11/1/28	1,000,000	1,174,010
5% 11/1/29	1,850,000	2,164,445
5% 11/1/30	2,480,000	2,891,556
5% 11/1/31	2,905,000	3,376,743
5% 11/1/42	2,115,000	2,424,890
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,260,990
5% 7/15/32	1,250,000	1,566,275
5% 7/15/33	1,000,000	1,246,810
5% 7/15/34	1,000,000	1,243,430
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,066,480
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,155,189
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,174,340
5% 7/1/29 (FSA Insured)	1,000,000	1,169,940
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,144,540
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (a)	1,000,000	1,076,000
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	220,000	225,473
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,897,993
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,083,697
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,183,361
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,289,246
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,998,967
5% 3/1/33 (FSA Insured)	1,900,000	2,311,939
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	721,561
5% 8/15/26 (Pre-Refunded to 8/15/25 @ 100)	635,000	778,453
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	894,346
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	44,320
5% 8/15/28 (FSA Insured)	1,500,000	1,796,130
5% 8/15/30 (FSA Insured)	1,000,000	1,195,540
5% 8/15/34 (FSA Insured)	1,000,000	1,178,710
5% 8/15/35 (FSA Insured)	1,000,000	1,175,630
5% 9/1/29 (FSA Insured)	2,655,000	3,093,394
5% 9/1/31 (FSA Insured)	1,430,000	1,661,646
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,225,050
5% 8/1/33	1,150,000	1,403,644
5% 8/1/37	3,000,000	3,625,410
5% 8/1/38	1,000,000	1,205,940
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,193,380
Series 2019, 5% 1/1/27	1,990,000	2,491,898
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	5,630,152
Series A, 5% 8/15/27	1,335,000	1,495,694
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	855,888
5% 11/1/25	635,000	730,872
5% 11/1/26	635,000	743,788
Series 2017 B, 5% 11/1/32	400,000	463,972

TOTAL CONNECTICUT		338,335,695

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	824,504
TOTAL MUNICIPAL BONDS
(Cost $321,871,041)		339,160,199
TOTAL INVESTMENT IN SECURITIES - 97.2%
(Cost $321,871,041)		339,160,199
NET OTHER ASSETS (LIABILITIES) - 2.8%		9,925,088
NET ASSETS - 100%		$349,085,287

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,626,050 or 4.2% of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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